Derivative financial instruments - Summary of Derivative Position (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Argentinian Pesos [member] | Derivative Instrument 1 [member] | Long [Member]
Derivative [Line Items]
Notional amount		$ 15,000
Type		Purchase
Maturity		Jan - 20
Fair value		$ (360)
Argentinian Pesos [member] | Derivative Instrument 4 [member] | Short [Member]
Derivative [Line Items]
Notional amount		$ 6,000
Type		Sell
Maturity		Jan - 20
Fair value		$ 335
Brazil, Brazil Real [member] | Derivative Instrument 1 [member] | Short [Member]
Derivative [Line Items]
Notional amount	$ 10,500
Type	Sell
Maturity	Jan / Feb 21
Fair value	$ 77
Chile Pesos [member] | Derivative Instrument 2 [member] | Long [Member]
Derivative [Line Items]
Notional amount		$ 24,500
Type		Purchase
Maturity		Jan / Feb / Mar - 20
Fair value		$ (848)
Colombia, Pesos | Derivative Instrument 3 [member] | Long [Member]
Derivative [Line Items]
Notional amount		$ 2,000
Type		Purchase
Maturity		Jan - 20
Fair value		$ (63)
Mexican Pesos [member] | Derivative Instrument 2 [member] | Short [Member]
Derivative [Line Items]
Notional amount	$ 15,000
Type	Sell
Maturity	Jan 21
Fair value	$ 395
Mexican Pesos [member] | Derivative Instrument 3 [member] | Short [Member]
Derivative [Line Items]
Notional amount	$ 10,000
Type	Sell
Maturity	Jan 21
Fair value	$ 262
Mexican Pesos [member] | Derivative Instrument 4 [member] | Short [Member]
Derivative [Line Items]
Notional amount	$ 5,000
Type	Sell
Maturity	Jan 21
Fair value	$ 51
Mexican Pesos [member] | Derivative Instrument 5 [member] | Short [Member]
Derivative [Line Items]
Notional amount	$ 10,000	$ 7,000
Type	Sell	Sell
Maturity	Feb 21	Jan / Feb - 20
Fair value	$ 166	$ 119
Mexican Pesos [member] | Derivative Instrument 6 [member] | Short [Member]
Derivative [Line Items]
Notional amount	$ 10,000
Type	Sell
Maturity	Feb 21
Fair value	$ 103
Mexican Pesos [member] | Derivative Instrument 7 [member] | Short [Member]
Derivative [Line Items]
Notional amount	$ 10,000
Type	Sell
Maturity	Feb 21
Fair value	$ 103